Property and Equipment (Details Narrative) (10 K) - KRW (₩) ₩ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	₩ 3,851	₩ 4,032	₩ 15,584	₩ 16,602